CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (RUB) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term investments, related party amounts	9,849	14,633
Trade receivables, allowance for doubtful accounts	2,165	3,753
Prepaid expenses, related party	11,752	9,811
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	313,623	293,389
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	254	367
DEBT ISSUANCE COSTS, accumulated amortization	2,336	2,375
OTHER INVESTMENTS, related party	14,969	4,392
OTHER NON-CURRENT ASSETS, asset derivatives	21,944	1,837
OTHER NON-CURRENT ASSETS, deferred tax assets	3,610	862
Other payables, capital lease obligations	538	38
Other long-term liabilities, asset retirement obligations	3,022	2,743
Common Stock, Shares, Issued	2,066,413,562	2,066,413,562
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	77,501,432	77,582,378
Related party
Available-for-sale securities	576	4,154
Short-term investments, related party amounts	760	9,235
Prepaid expenses, related party	322	123
OTHER INVESTMENTS, related party	835	743
Licenses
Accumulated amortization	5,226	3,194
Advances to related parties	5,498
Other intangible assets
Accumulated amortization	65,785	58,153
Advances to related parties	54,592
Prepayments to related parties
Advances to related parties	88	232